PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,948
Additions	102
Disposals	(1)
Depreciation expense	(131)
Transfer and other changes	0
Effect of changes in foreign exchange rates	77
Ending balance	1,994
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,824
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,830)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21
Additions	0
Disposals	0
Depreciation expense	0
Transfer and other changes	1
Effect of changes in foreign exchange rates	1
Ending balance	23
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	42
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(19)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	374
Additions	5
Disposals	0
Depreciation expense	(14)
Transfer and other changes	11
Effect of changes in foreign exchange rates	10
Ending balance	385
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	628
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(243)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,411
Additions	30
Disposals	(1)
Depreciation expense	(110)
Transfer and other changes	26
Effect of changes in foreign exchange rates	60
Ending balance	1,416
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,923
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,507)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127
Additions	64
Disposals	0
Depreciation expense	(1)
Transfer and other changes	(41)
Effect of changes in foreign exchange rates	5
Ending balance	154
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	168
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(14)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15
Additions	3
Disposals	0
Depreciation expense	(6)
Transfer and other changes	3
Effect of changes in foreign exchange rates	1
Ending balance	16
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	63
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (47)